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C000099785
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 9,185	$ 9,163	$ 9,994	$ 9,677	$ 9,954	$ 10,632	$ 11,036	$ 10,623	$ 10,450	$ 9,881	$ 9,633		$ 10,062	$ 10,032	$ 10,422	$ 10,131	$ 10,146	$ 10,192	$ 10,371	$ 10,508	$ 10,528	$ 10,436	$ 10,360	$ 10,643	$ 10,676	$ 10,373	$ 9,619	$ 10,038	$ 10,191	$ 10,459	$ 10,793	$ 10,793	$ 11,170	$ 10,885	$ 10,667	$ 11,136	$ 10,304	$ 11,481	$ 11,514	$ 11,987	$ 11,965	$ 12,091	$ 12,241	$ 12,401	$ 13,095	$ 13,373	$ 13,694	$ 13,512	$ 13,303	$ 13,492	$ 12,393	$ 10,256	$ 10,853	$ 11,060	$ 11,135	$ 11,793	$ 11,775	$ 11,422	$ 11,209	$ 12,223	$ 12,612	$ 12,563	$ 13,081	$ 13,590	$ 14,689	$ 14,853	$ 15,272	$ 16,013	$ 16,387	$ 15,366	$ 16,514	$ 16,343	$ 17,975	$ 16,373	$ 15,585	$ 16,678	$ 16,099	$ 15,151	$ 14,089	$ 15,210	$ 14,271	$ 12,483	$ 12,863	$ 13,589	$ 13,009	$ 14,215	$ 13,411	$ 13,295	$ 13,438	$ 12,878	$ 13,561	$ 13,732	$ 13,410	$ 12,521	$ 12,252	$ 13,507	$ 14,558	$ 13,893	$ 14,295	$ 14,555	$ 13,295	$ 13,984	$ 14,371	$ 15,343	$ 16,203	$ 16,706	$ 16,242	$ 16,797	$ 15,401	$ 15,493	$ 16,089	$ 15,652	$ 15,446	$ 15,574	$ 15,474	$ 15,209	$ 15,602	$ 15,650	$ 15,398	$ 15,729	$ 15,320
C000099787
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,734	9,711	10,584	10,243	10,528	11,238	11,661	11,219	11,029	10,422	10,158		10,598	10,566	10,967	10,653	10,669	10,710	10,890	11,026	11,041	10,938	10,848	11,142	11,173	10,848	10,053	10,485	10,642	10,908	11,250	11,245	11,633	11,332	11,096	11,578	10,705	11,918	11,946	12,433	12,399	12,528	12,676	12,828	13,543	13,821	14,142	13,950	13,725	13,911	12,774	10,560	11,173	11,377	11,452	12,120	12,096	11,729	11,502	12,528	12,924	12,863	13,392	13,901	15,016	15,176	15,591	16,337	16,707	15,657	16,817	16,632	18,283	16,644	15,834	16,933	16,334	15,367	14,279	15,405	14,454	12,633	13,005	13,735	13,141	14,348	13,528	13,410	13,546	12,969	13,651	13,814	13,481	12,577	12,304	13,553	14,601	13,924	14,321	14,566	13,303	13,983	14,360	15,324	16,171	16,664	16,195	16,733	15,334	15,417	16,008	15,556	15,340	15,465	15,360	15,080	15,458	15,499	15,239	15,555	15,145
C000099788
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,736	9,712	10,590	10,254	10,543	11,261	11,685	11,247	11,055	10,454	10,191		10,636	10,604	11,011	10,701	10,717	10,759	10,946	11,089	11,111	11,004	10,924	11,223	11,249	10,929	10,135	10,568	10,729	11,000	11,354	11,354	11,744	11,448	11,213	11,706	10,823	12,054	12,088	12,582	12,559	12,691	12,845	13,006	13,728	14,021	14,346	14,155	13,932	14,123	12,972	10,727	11,351	11,568	11,642	12,325	12,306	11,939	11,711	12,763	13,166	13,115	13,655	14,176	15,322	15,488	15,919	16,692	17,075	16,004	17,194	17,015	18,707	17,033	16,212	17,344	16,741	15,749	14,640	15,805	14,823	12,961	13,356	14,110	13,505	14,749	13,908	13,791	13,932	13,345	14,049	14,227	13,885	12,962	12,683	13,975	15,065	14,363	14,786	15,043	13,741	14,446	14,849	15,846	16,727	17,248	16,763	17,335	15,889	15,977	16,592	16,134	15,913	16,046	15,939	15,659	16,064	16,108	15,841	16,175	15,753
C000148175
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	9,745	9,731	10,616	10,284	10,578	11,307	11,738	11,307	11,121	10,525	10,265		10,724	10,697	11,114	10,811	10,832	10,886	11,079	11,230	11,257	11,156	11,080	11,389	11,434	11,114	10,305	10,761	10,931	11,218	11,584	11,584	11,995	11,698	11,457	11,968	11,081	12,349	12,384	12,902	12,879	13,026	13,197	13,369	14,124	14,428	14,781	14,589	14,368	14,578	13,395	11,089	11,742	11,972	12,053	12,774	12,761	12,380	12,156	13,256	13,687	13,634	14,204	14,760	15,962	16,142	16,610	17,423	17,830	16,730	17,982	17,802	19,590	17,847	16,994	18,193	17,567	16,539	15,388	16,622	15,602	13,654	14,070	14,872	14,247	15,570	14,695	14,576	14,741	14,126	14,886	15,082	14,727	13,759	13,470	14,851	16,019	15,286	15,736	16,025	14,643	15,411	15,848	16,921	17,871	18,440	17,935	18,557	17,018	17,128	17,795	17,317	17,095	17,245	17,139	16,853	17,298	17,354	17,082	17,450	17,004
C000099789
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	9,747	9,728	10,613	10,279	10,575	11,300	11,727	11,295	11,110	10,509	10,247		10,704	10,678	11,090	10,785	10,807	10,854	11,047	11,196	11,223	11,123	11,048	11,354	11,392	11,070	10,265	10,717	10,879	11,169	11,526	11,532	11,938	11,639	11,401	11,910	11,018	12,275	12,316	12,822	12,798	12,944	13,107	13,277	14,027	14,325	14,667	14,478	14,259	14,459	13,289	10,994	11,637	11,863	11,943	12,652	12,639	12,263	12,036	13,124	13,546	13,494	14,060	14,605	15,785	15,968	16,425	17,223	17,629	16,528	17,762	17,585	19,341	17,621	16,778	17,956	17,336	16,316	15,180	16,387	15,382	13,454	13,868	14,653	14,040	15,340	14,471	14,355	14,508	13,901	14,649	14,841	14,488	13,528	13,247	14,609	15,746	15,025	15,464	15,745	14,391	15,139	15,565	16,618	17,550	18,102	17,604	18,208	16,695	16,802	17,451	16,981	16,758	16,904	16,798	16,513	16,937	16,997	16,725	17,090	16,647
C000099790
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	974,504	972,616	1,060,917	1,027,719	1,057,597	1,129,722	1,173,247	1,129,722	1,111,301	1,051,243	1,025,299		1,070,904	1,068,237	1,109,836	1,079,276	1,081,419	1,086,778	1,105,824	1,120,906	1,123,599	1,113,706	1,106,126	1,136,987	1,140,504	1,108,575	1,028,471	1,073,138	1,090,029	1,118,744	1,154,953	1,154,953	1,195,896	1,165,963	1,142,518	1,193,411	1,104,096	1,230,479	1,233,989	1,285,854	1,283,502	1,297,613	1,314,230	1,331,406	1,406,623	1,437,199	1,471,716	1,452,672	1,430,937	1,451,198	1,333,431	1,103,477	1,168,500	1,191,450	1,199,903	1,270,985	1,269,680	1,232,052	1,209,758	1,318,604	1,361,205	1,356,593	1,412,596	1,468,282	1,587,224	1,605,726	1,651,232	1,732,168	1,772,636	1,662,894	1,787,428	1,769,447	1,946,919	1,773,686	1,688,851	1,807,648	1,745,463	1,643,251	1,529,166	1,651,088	1,549,731	1,355,788	1,397,141	1,476,894	1,414,410	1,545,827	1,458,958	1,446,818	1,463,208	1,402,117	1,477,268	1,496,746	1,461,537	1,365,044	1,336,418	1,473,525	1,589,038	1,516,327	1,561,014	1,589,363	1,452,218	1,528,410	1,571,436	1,677,935	1,772,175	1,828,235	1,778,178	1,839,787	1,686,779	1,697,681	1,763,875	1,715,870	1,693,932	1,708,819	1,698,703	1,669,551	1,713,673	1,718,907	1,691,950	1,728,422	1,684,560
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,556	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,957	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,917	22,845	21,913	19,895	21,506	22,708	21,400	22,744	22,189	23,004	23,363	23,464	25,015	25,819	25,407	24,196	23,687	25,851	27,025	27,479	28,946	29,878	28,657	30,078	31,158	31,537	32,302	32,992	32,693	34,612	33,787	34,727	34,274	32,343	32,124	34,146	35,882	36,688	37,431	38,797	39,706	39,803	39,828
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,556	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,957	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,917	22,845	21,913	19,895	21,506	22,708	21,400	22,744	22,189	23,004	23,363	23,464	25,015	25,819	25,407	24,196	23,687	25,851	27,025	27,479	28,946	29,878	28,657	30,078	31,158	31,537	32,302	32,992	32,693	34,612	33,787	34,727	34,274	32,343	32,124	34,146	35,882	36,688	37,431	38,797	39,706	39,803	39,828
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,556	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,957	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,917	22,845	21,913	19,895	21,506	22,708	21,400	22,744	22,189	23,004	23,363	23,464	25,015	25,819	25,407	24,196	23,687	25,851	27,025	27,479	28,946	29,878	28,657	30,078	31,158	31,537	32,302	32,992	32,693	34,612	33,787	34,727	34,274	32,343	32,124	34,146	35,882	36,688	37,431	38,797	39,706	39,803	39,828
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,556	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,957	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,917	22,845	21,913	19,895	21,506	22,708	21,400	22,744	22,189	23,004	23,363	23,464	25,015	25,819	25,407	24,196	23,687	25,851	27,025	27,479	28,946	29,878	28,657	30,078	31,158	31,537	32,302	32,992	32,693	34,612	33,787	34,727	34,274	32,343	32,124	34,146	35,882	36,688	37,431	38,797	39,706	39,803	39,828
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,556	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,957	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,917	22,845	21,913	19,895	21,506	22,708	21,400	22,744	22,189	23,004	23,363	23,464	25,015	25,819	25,407	24,196	23,687	25,851	27,025	27,479	28,946	29,878	28,657	30,078	31,158	31,537	32,302	32,992	32,693	34,612	33,787	34,727	34,274	32,343	32,124	34,146	35,882	36,688	37,431	38,797	39,706	39,803	39,828
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	1,000,000	950,376	949,094	1,013,479	1,017,408	1,035,679	1,038,363	1,076,646	1,078,158	1,078,362	1,058,691	1,097,900		1,119,601	1,140,836	1,186,134	1,187,518	1,199,714	1,216,597	1,224,190	1,249,363	1,253,188	1,279,039	1,308,886	1,349,029	1,364,028	1,442,124	1,388,971	1,353,673	1,358,867	1,391,591	1,400,156	1,452,261	1,499,583	1,508,119	1,405,039	1,433,671	1,304,224	1,408,739	1,453,971	1,482,224	1,542,239	1,444,233	1,546,017	1,568,237	1,543,396	1,572,274	1,606,329	1,664,637	1,714,879	1,714,207	1,573,095	1,378,798	1,555,551	1,629,639	1,662,048	1,755,763	1,881,968	1,810,459	1,762,312	1,955,222	2,030,397	2,009,899	2,065,322	2,155,774	2,270,825	2,286,685	2,340,067	2,395,655	2,468,496	2,353,687	2,518,591	2,501,140	2,613,231	2,478,004	2,403,809	2,493,061	2,275,662	2,279,837	2,091,651	2,284,511	2,191,344	1,989,524	2,150,599	2,270,783	2,139,953	2,274,415	2,218,922	2,300,388	2,336,293	2,346,448	2,501,490	2,581,850	2,540,743	2,419,606	2,368,730	2,585,055	2,702,496	2,747,909	2,894,635	2,987,769	2,865,735	3,007,832	3,115,759	3,153,685	3,230,183	3,299,170	3,269,251	3,461,160	3,378,652	3,472,739	3,427,426	3,234,310	3,212,378	3,414,580	3,588,220	3,668,750	3,743,121	3,879,745	3,970,584	3,980,316	3,982,753
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Accumulated Value	10,000	9,648	9,607	10,584	10,392	10,632	11,368	11,810	11,400	11,231	10,657	10,399		10,863	10,881	11,318	11,140	11,188	11,174	11,393	11,537	11,611	11,519	11,534	11,840	11,805	11,457	10,624	11,019	11,076	11,475	11,955	12,028	12,362	12,059	11,740	12,298	11,328	12,639	12,708	13,273	13,242	13,328	13,511	13,719	14,287	14,555	14,713	14,486	14,575	14,759	13,722	11,158	12,143	12,351	12,636	13,119	13,136	12,787	12,358	13,497	13,828	13,818	14,194	14,979	16,195	16,328	16,780	17,513	17,878	16,819	18,009	17,827	19,539	17,989	17,289	18,511	17,834	16,999	15,792	17,142	16,134	14,082	14,558	15,431	14,664	16,141	15,184	14,920	14,964	14,332	15,100	15,402	14,889	13,841	13,410	15,000	16,330	15,536	15,835	16,116	14,841	15,626	15,972	17,118	18,081	18,654	17,980	18,623	17,133	17,309	18,030	17,605	17,256	17,455	17,441	17,252	17,829	17,907	17,512	17,905	17,522
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Accumulated Value	10,000	9,648	9,607	10,584	10,392	10,632	11,368	11,810	11,400	11,231	10,657	10,399		10,863	10,881	11,318	11,140	11,188	11,174	11,393	11,537	11,611	11,519	11,534	11,840	11,805	11,457	10,624	11,019	11,076	11,475	11,955	12,028	12,362	12,059	11,740	12,298	11,328	12,639	12,708	13,273	13,242	13,328	13,511	13,719	14,287	14,555	14,713	14,486	14,575	14,759	13,722	11,158	12,143	12,351	12,636	13,119	13,136	12,787	12,358	13,497	13,828	13,818	14,194	14,979	16,195	16,328	16,780	17,513	17,878	16,819	18,009	17,827	19,539	17,989	17,289	18,511	17,834	16,999	15,792	17,142	16,134	14,082	14,558	15,431	14,664	16,141	15,184	14,920	14,964	14,332	15,100	15,402	14,889	13,841	13,410	15,000	16,330	15,536	15,835	16,116	14,841	15,626	15,972	17,118	18,081	18,654	17,980	18,623	17,133	17,309	18,030	17,605	17,256	17,455	17,441	17,252	17,829	17,907	17,512	17,905	17,522
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Accumulated Value	10,000	9,648	9,607	10,584	10,392	10,632	11,368	11,810	11,400	11,231	10,657	10,399		10,863	10,881	11,318	11,140	11,188	11,174	11,393	11,537	11,611	11,519	11,534	11,840	11,805	11,457	10,624	11,019	11,076	11,475	11,955	12,028	12,362	12,059	11,740	12,298	11,328	12,639	12,708	13,273	13,242	13,328	13,511	13,719	14,287	14,555	14,713	14,486	14,575	14,759	13,722	11,158	12,143	12,351	12,636	13,119	13,136	12,787	12,358	13,497	13,828	13,818	14,194	14,979	16,195	16,328	16,780	17,513	17,878	16,819	18,009	17,827	19,539	17,989	17,289	18,511	17,834	16,999	15,792	17,142	16,134	14,082	14,558	15,431	14,664	16,141	15,184	14,920	14,964	14,332	15,100	15,402	14,889	13,841	13,410	15,000	16,330	15,536	15,835	16,116	14,841	15,626	15,972	17,118	18,081	18,654	17,980	18,623	17,133	17,309	18,030	17,605	17,256	17,455	17,441	17,252	17,829	17,907	17,512	17,905	17,522
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Accumulated Value	10,000	9,648	9,607	10,584	10,392	10,632	11,368	11,810	11,400	11,231	10,657	10,399		10,863	10,881	11,318	11,140	11,188	11,174	11,393	11,537	11,611	11,519	11,534	11,840	11,805	11,457	10,624	11,019	11,076	11,475	11,955	12,028	12,362	12,059	11,740	12,298	11,328	12,639	12,708	13,273	13,242	13,328	13,511	13,719	14,287	14,555	14,713	14,486	14,575	14,759	13,722	11,158	12,143	12,351	12,636	13,119	13,136	12,787	12,358	13,497	13,828	13,818	14,194	14,979	16,195	16,328	16,780	17,513	17,878	16,819	18,009	17,827	19,539	17,989	17,289	18,511	17,834	16,999	15,792	17,142	16,134	14,082	14,558	15,431	14,664	16,141	15,184	14,920	14,964	14,332	15,100	15,402	14,889	13,841	13,410	15,000	16,330	15,536	15,835	16,116	14,841	15,626	15,972	17,118	18,081	18,654	17,980	18,623	17,133	17,309	18,030	17,605	17,256	17,455	17,441	17,252	17,829	17,907	17,512	17,905	17,522
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Accumulated Value	10,000	9,648	9,607	10,584	10,392	10,632	11,368	11,810	11,400	11,231	10,657	10,399		10,863	10,881	11,318	11,140	11,188	11,174	11,393	11,537	11,611	11,519	11,534	11,840	11,805	11,457	10,624	11,019	11,076	11,475	11,955	12,028	12,362	12,059	11,740	12,298	11,328	12,639	12,708	13,273	13,242	13,328	13,511	13,719	14,287	14,555	14,713	14,486	14,575	14,759	13,722	11,158	12,143	12,351	12,636	13,119	13,136	12,787	12,358	13,497	13,828	13,818	14,194	14,979	16,195	16,328	16,780	17,513	17,878	16,819	18,009	17,827	19,539	17,989	17,289	18,511	17,834	16,999	15,792	17,142	16,134	14,082	14,558	15,431	14,664	16,141	15,184	14,920	14,964	14,332	15,100	15,402	14,889	13,841	13,410	15,000	16,330	15,536	15,835	16,116	14,841	15,626	15,972	17,118	18,081	18,654	17,980	18,623	17,133	17,309	18,030	17,605	17,256	17,455	17,441	17,252	17,829	17,907	17,512	17,905	17,522
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 964,804	$ 960,676	$ 1,058,388	$ 1,039,192	$ 1,063,235	$ 1,136,800	$ 1,181,011	$ 1,139,972	$ 1,123,089	$ 1,065,698	$ 1,039,883		$ 1,086,292	$ 1,088,094	$ 1,131,772	$ 1,113,961	$ 1,118,787	$ 1,117,363	$ 1,139,296	$ 1,153,709	$ 1,161,117	$ 1,151,906	$ 1,153,374	$ 1,183,988	$ 1,180,516	$ 1,145,748	$ 1,062,438	$ 1,101,853	$ 1,107,592	$ 1,147,487	$ 1,195,497	$ 1,202,759	$ 1,236,158	$ 1,205,907	$ 1,174,006	$ 1,229,799	$ 1,132,770	$ 1,263,942	$ 1,270,787	$ 1,327,316	$ 1,324,241	$ 1,332,770	$ 1,351,071	$ 1,371,881	$ 1,428,689	$ 1,455,510	$ 1,471,268	$ 1,448,568	$ 1,457,454	$ 1,475,894	$ 1,372,202	$ 1,115,810	$ 1,214,332	$ 1,235,103	$ 1,263,629	$ 1,311,853	$ 1,313,645	$ 1,278,662	$ 1,235,767	$ 1,349,744	$ 1,382,810	$ 1,381,826	$ 1,419,445	$ 1,497,890	$ 1,619,476	$ 1,632,805	$ 1,678,037	$ 1,751,274	$ 1,787,758	$ 1,681,894	$ 1,800,936	$ 1,782,681	$ 1,953,888	$ 1,798,895	$ 1,728,860	$ 1,851,071	$ 1,783,413	$ 1,699,923	$ 1,579,244	$ 1,714,230	$ 1,613,363	$ 1,408,182	$ 1,455,804	$ 1,543,070	$ 1,466,422	$ 1,614,084	$ 1,518,437	$ 1,492,007	$ 1,496,446	$ 1,433,171	$ 1,509,958	$ 1,540,197	$ 1,488,946	$ 1,384,110	$ 1,340,957	$ 1,500,026	$ 1,632,955	$ 1,553,586	$ 1,583,521	$ 1,611,649	$ 1,484,140	$ 1,562,614	$ 1,597,186	$ 1,711,810	$ 1,808,103	$ 1,865,361	$ 1,798,025	$ 1,862,283	$ 1,713,333	$ 1,730,901	$ 1,802,968	$ 1,760,474	$ 1,725,635	$ 1,745,517	$ 1,744,093	$ 1,725,213	$ 1,782,915	$ 1,790,668	$ 1,751,157	$ 1,790,509	$ 1,752,228